SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Jun. 30, 2025
Selling And Marketing Expenses
SCHEDULE OF SELLING AND MARKETING EXPENSES

	For the years ended June 30,
	2025	2024	Change	Change
	USD	USD	USD	%
Payroll, MPF and staff benefits expense	$740,960	$963,944	$(222,959)	(23.1)
Rental, rates and property management expense	299,713	249,994	49,719	19.9
Credit card commission	109,474	131,853	(22,379)	(17.0)
Depreciation - PPE	76,077	234,267	(158,190)	(67.5)
Depreciation – ROU	6,028	12,448	(6,420)	(51.6)
Lease expenses	807,507	1,016,558	(209,051)	(20.6)
Advertising, marketing and promotion expense	90,721	231,008	(140,287)	(60.7)
Other expenses	106,033	119,991	(13,983)	(11.7)
Total	$2,236,513	$2,960,063	$(723,550)	(24.4)